Fair Value Measurements (Tables)	9 Months Ended
Sep. 30, 2021
Schedule of reconciliation of all liabilities measured at fair value
The following table provides a reconciliation of all liabilities measured at fair value using Level 3 significant unobservable inputs (in thousands):

2020 SAFEs issued in the 2020 period	$7,115
Change in fair value during the 2020 period	7,693

Balance as of December 31, 2020	14,808
Conversion into shares of convertible preferred stock (unaudited)	(14,808)

Balance as of September 30, 2021 (unaudited)	$—

FS DEVELOPMENT CORP. II
Schedule of fair value hierarchy of the valuation techniques

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Investments held in Trust Account – money market funds	$201,262,131	$—	$—